RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Summary of Transactions between Related Parties
The following transactions were carried out with related parties:

In thousands USD	Transactions for the period		Balance as at
	Six months ended June 30,		June 30, 2022	December 31, 2021	December 31, 2020
Related party	2022	2021
Hyundai Kia	—	—	—	283	—
Hyundai Mobis	1,125	254	(351)	—	—
Hyundai Motor Company	—	(534)	—	—	—
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.